Expense Example - Class K - iShares Total U.S. Stock Market Index Fund - Class K Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	12
Expense Example, with Redemption, 5 Years	22
Expense Example, with Redemption, 10 Years	$ 50